Summary of significant accounting policies (Details)	Dec. 31, 2024
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful lives	15 years
Liquor License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful lives	15 years
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful lives	5 years
Contracted Services [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful lives	5 years